Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	Nuance Concentrated Value Fund
Class Name	Institutional Class
Trading Symbol	NCVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuance Concentrated Value Fund for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://nuanceinvestments.com/concentrated-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
Additional Information Phone Number	1-855-682-6233
Additional Information Website	https://nuanceinvestments.com/concentrated-value-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$54	1.03%
[1]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
Net Assets	$ 62,736,171
Holdings Count | $ / shares	34
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$62,736,171
Number of Holdings	34
Portfolio Turnover	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
Henkel AG & Co. KGaA	10.1%
Clorox Co.	7.9%
California Water Service Group	7.1%
Marten Transport Ltd.	5.9%
Beiersdorf AG	5.8%
Informatica, Inc.	4.5%
Aspen Insurance Holdings Ltd.	4.1%
Werner Enterprises Inc.	3.9%
H2O America	3.7%
Solventum Corp.	3.7%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://nuanceinvestments.com/concentrated-value-fund/
Investor Class
Shareholder Report [Line Items]
Fund Name	Nuance Concentrated Value Fund
Class Name	Investor Class
Trading Symbol	NCAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuance Concentrated Value Fund for the period of May 1, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://nuanceinvestments.com/concentrated-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
Additional Information Phone Number	1-855-682-6233
Additional Information Website	https://nuanceinvestments.com/concentrated-value-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$67	1.28%
[2]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.28%
Net Assets	$ 62,736,171
Holdings Count | $ / shares	34
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$62,736,171
Number of Holdings	34
Portfolio Turnover	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
Henkel AG & Co. KGaA	10.1%
Clorox Co.	7.9%
California Water Service Group	7.1%
Marten Transport Ltd.	5.9%
Beiersdorf AG	5.8%
Informatica, Inc.	4.5%
Aspen Insurance Holdings Ltd.	4.1%
Werner Enterprises Inc.	3.9%
H2O America	3.7%
Solventum Corp.	3.7%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://nuanceinvestments.com/concentrated-value-fund/

[1]
*	Annualized

[2]
*	Annualized